Consolidated Income Statement (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net (income) attributable to noncontrolling interests	$ (81)	$ (78)	$ (53)
Investment Management
Net (income) attributable to noncontrolling interests	$ (80)	$ (76)	$ (50)